Premises and Equipment (Tables)	12 Months Ended
Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Schedule of major classifications of premises and equipment, stated at cost

	2013	2012

Land	$773,186	$983,276
Buildings and improvements	6,694,149	7,756,293
Equipment	4,808,044	5,094,283
	12,275,379	13,833,852
Less accumulated depreciation	(7,096,401)	(8,179,076)

Net premises and equipment	$5,178,978	$5,654,776